Accounts Payable and Other Payables - Schedule of Accounts payable and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts payable and Other Payables [Abstract]
Legal and MA expenses	$ 1,091,634	$ 1,235,213
Payroll and payroll related expenses	1,330,848	77,088
Outsourced services and consulting expenses	234,258	194,279
Leasehold Improvements	213,958
Audit fees	155,405	277,281
Event and sponsorship costs	77,274
Equipment purchase	49,554	590,335
Accrued facilities restoration costs	53,113	172,013
Other accrued expenses and current liabilities	18,092	56,395
Total accounts payable and other payables	$ 3,224,136	$ 2,602,604